RULE 497 DOCUMENT

On behalf of PIMCO Fundamental IndexPLUS® TR Fund and PIMCO Global Multi-Asset Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as an exhibit to this filing relate to the form of prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on October 5, 2011 (Accession No. 0001133228-11-002932), which are incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document